AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.5%
Long-Term Municipal Bonds – 95.0%
Massachusetts – 81.6%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	$3,060	$3,392,420
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	1,998,751
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,283,088
Series 2018-A 5.00%, 01/01/2042	5,000	5,222,643
Series 2022-B 3.00%, 02/01/2045	4,965	3,911,066
Series 2023-B 5.00%, 05/01/2041	2,000	2,202,861
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050	2,000	2,116,635
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,013,646
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	1,999,914
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053	5,000	5,452,159
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039 (Pre-refunded/ETM)	1,400	1,547,700
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,004,374
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,051,197
Series 2019 5.00%, 07/01/2026	1,000	1,037,563
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,766,219
Series 2023 5.25%, 07/01/2048	2,000	2,061,812
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,938,632
5.00%, 10/01/2039	1,780	1,879,452

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	$1,055	$1,071,547
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	714,465
5.00%, 01/01/2035	735	746,836
5.00%, 01/01/2036	1,000	1,011,711
5.25%, 01/01/2042	1,000	1,003,853
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,026,376
5.00%, 10/01/2034	2,100	2,116,245
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	884,636
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038 (Pre-refunded/ETM)	5,000	5,010,223
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	350	335,231
4.00%, 07/01/2031	365	347,268
4.00%, 07/01/2040	2,000	1,681,099
4.00%, 07/01/2050	1,000	759,427
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,054,856
Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,365,126
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	997,117
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,462,516
Series 2022 5.00%, 07/01/2052	1,000	950,536
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc. Obligated Group) Series 2017 4.00%, 10/01/2024(a)	250	247,414
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)	2,000	1,772,422

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2042	$5,000	$5,427,827
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	831,096
5.00%, 07/15/2040	2,400	2,721,437
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	920,949
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035	2,455	2,491,356
Series 2020-M 4.00%, 10/01/2050	1,000	783,947
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,843,500
5.00%, 07/01/2041	2,500	2,508,417
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,501,667
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,247,013
Series 2021-B 4.00%, 06/01/2050	1,000	772,404
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,291,253
Series 2020-A 4.00%, 07/01/2045	1,400	1,176,485
Series 2021 4.00%, 07/01/2046	1,270	1,059,766
4.00%, 07/01/2051	1,000	806,239
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,056,703
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy/The) Series 2023 5.00%, 10/01/2032(b)	1,300	1,512,675
5.00%, 10/01/2033(b)	1,000	1,173,400
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	991,151
5.00%, 07/01/2044	3,000	2,911,837

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	$1,500	$1,526,143
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,084,538
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	5,042,182
Series 2019-C 5.00%, 07/01/2049	1,000	1,020,328
Series 2021-E 5.00%, 07/01/2037	2,250	2,395,999
5.00%, 07/01/2051	1,000	1,026,924
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,120,172
Massachusetts School Building Authority Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	3,849,584
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,218,798
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	5,801,470
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,242,957
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,036,352
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,680,860
Series 2020 3.013%, 11/01/2043	2,000	1,464,594

		163,979,059

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	395	426,865

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	675,755

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	$1,000	$1,032,753

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,024,254
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	71,193

		3,095,447

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	396,752
Series 2023 5.25%, 10/01/2036	100	97,412
5.375%, 10/01/2043	200	189,637
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,531,332
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	356,953
5.00%, 10/01/2040	1,420	1,430,465
Territory of Guam Series 2019 5.00%, 11/15/2031	210	213,663
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	1,935,269

		6,151,483

Illinois – 0.9%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	669,282
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,078,729
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	114	112,818

		1,860,829

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	260	193,472

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$90	$91,878

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,219,069

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	443,583
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,042,817

		1,486,400

Pennsylvania – 1.1%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,058,938
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,155,438

		2,214,376

Puerto Rico – 2.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	63	61,075
Zero Coupon, 07/01/2033	205	124,622
4.00%, 07/01/2033	100	93,415
5.375%, 07/01/2025	200	203,699
5.625%, 07/01/2027	300	312,565
5.625%, 07/01/2029	120	126,776
5.75%, 07/01/2031	100	107,953
HTA TRRB Custodial Trust
Series 2022 5.25%, 07/01/2034	260	255,978
5.25%, 07/01/2036	230	231,786
5.25%, 07/01/2041	100	99,352
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	610	624,827
5.00%, 07/01/2035(a)	500	501,398
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	238,615
NATL Series 2007-V 5.25%, 07/01/2032	300	294,296

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	$295	$290,206
Series 2022-B Zero Coupon, 07/01/2032	220	141,350
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	575	402,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	185,908
Zero Coupon, 07/01/2046	1,000	277,278
Series 2019-A 4.329%, 07/01/2040	180	170,463
4.55%, 07/01/2040	22	21,396
5.00%, 07/01/2058	815	788,843

		5,554,301

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	310	285,254

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	540	526,665
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,013,038

		1,539,703

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,013,871

Total Long-Term Municipal Bonds (cost $203,747,142)		190,820,515

Short-Term Municipal Notes – 1.5%
Massachusetts – 1.5%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2022 3.85%, 01/01/2039(c)	2,000	2,000,000
Town of Nantucket MA Series 2023 5.00%, 06/28/2024	1,000	1,012,223

Total Short-Term Municipal Notes (cost $3,011,938)		3,012,223

Total Municipal Obligations (cost $206,759,080)		193,832,738

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.7%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031 (cost $1,506,768)	$1,507	$1,465,958

SHORT-TERM INVESTMENTS – 4.0%
U.S. Treasury Bills – 4.0%
U.S. Treasury Bill Zero Coupon, 10/26/2023 (cost $7,935,766)	8,000	7,935,161

Total Investments – 101.2% (cost $216,201,614)(d)		203,233,857
Other assets less liabilities – (1.2)%		(2,317,508)

Net Assets – 100.0%		$200,916,349

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$123,125	$—	$123,125
USD	663	01/15/2025	2.613%	CPI#	Maturity	60,340	—	60,340
USD	662	01/15/2025	2.585%	CPI#	Maturity	60,983	—	60,983
USD	510	01/15/2025	4.028%	CPI#	Maturity	16,715	—	16,715
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(65,626)	—	(65,626)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(69,291)	(1,893)	(67,398)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(87,357)	—	(87,357)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(70,433)	—	(70,433)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	929,054	—	929,054
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	842,250	—	842,250
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(86,893)	—	(86,893)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	15,154	—	15,154
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(33,869)	—	(33,869)
USD	870	01/15/2030	1.572%	CPI#	Maturity	146,488	—	146,488
USD	870	01/15/2030	1.587%	CPI#	Maturity	145,314	—	145,314
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	85,551	—	85,551
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	85,448	—	85,448
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	45,680	—	45,680
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(33,044)	—	(33,044)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(43,558)	—	(43,558)

						$2,066,031	$(1,893)	$2,067,924

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10,700	01/15/2027	1 Day SOFR	3.540%	Annual	$(331,964)	$—	$(331,964)
USD	6,100	01/15/2027	1 Day SOFR	4.315%	Annual	940	—	940
USD	2,370	04/30/2030	1 Day SOFR	3.500%	Annual	(64,397)	—	(64,397)
USD	8,100	07/31/2030	1 Day SOFR	3.806%	Annual	(52,117)	—	(52,117)
USD	3,800	07/31/2030	1 Day SOFR	4.016%	Annual	26,408	—	26,408
USD	2,800	07/31/2030	1 Day SOFR	3.781%	Annual	(21,118)	—	(21,118)
USD	5,100	04/15/2032	3.101%	1 Day SOFR	Annual	312,402	—	312,402
USD	4,500	04/15/2032	3.250%	1 Day SOFR	Annual	224,407	—	224,407
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	550,340	—	550,340

						$644,901	$—	$644,901

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$334,877	$—	$334,877

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $4,578,317 or 2.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,353,364 and gross unrealized depreciation of investments was $(14,273,419), resulting in net unrealized depreciation of $(9,920,055).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$190,820,515	$—	$190,820,515
Short-Term Municipal Notes	—	3,012,223	—	3,012,223
Asset-Backed Securities	—	1,465,958	—	1,465,958
Short-Term Investments	—	7,935,161	—	7,935,161

Total Investments in Securities	—	203,233,857	—	203,233,857
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,556,102	—	2,556,102
Centrally Cleared Interest Rate Swaps	—	1,114,497	—	1,114,497
Interest Rate Swaps	—	334,877	—	334,877
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(490,071)	—	(490,071)
Centrally Cleared Interest Rate Swaps	—	(469,596)	—	(469,596)

Total	$—	$206,279,666	$—	$206,279,666

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$288	$24,109	$24,397	$0	$47